SUPPLEMENT DATED MAY 20, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Columbia Intermediate Municipal Bond Strategy Fund

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

GRAIL McDONNELL CORE TAXABLE BOND ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved a Rule 12b-1 Distribution and Service Plan for each ETF, the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC and McDonnell Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund
Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Fund Summary — Columbia Intermediate Municipal Bond Strategy Fund (formerly the Grail McDonnell Intermediate Municipal Bond ETF)
On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - Columbia Intermediate Municipal Bond Strategy Fund		Columbia Intermediate Municipal Bond Strategy Fund
Management Fees		0.48%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		5.29%
Total Annual Fund Operating Expenses:		5.77%
Expense Reduction/Reimbursement:	[2]	(5.42%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.35%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:
Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
Expense Example - Columbia Intermediate Municipal Bond Strategy Fund (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Columbia Intermediate Municipal Bond Strategy Fund	36	1,234	2,414	5,286

On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The ETF’s investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities. The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality. The ETF may also invest in debt securities with interest payments exempt from federal income issued by mutual funds that invest in such securities.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.

On page 4 of the Prospectus, under “Principle Risks,” the risk entitled “Mortgage-Related and Other Asset-Backed Securities Risk” is hereby deleted and the following risks are hereby added:

Changing Distribution Levels Risk. The amount of the distributions paid by the ETF generally depends on the amount of interest and/or dividends received by the ETF on the securities it holds. The ETF may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the ETF receives from its investments decline.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Reinvestment Risk. Income from the ETF’s debt securities portfolio will decline if and when the ETF invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the ETF’s portfolio.

Columbia Core Bond Strategy Fund

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF

GRAIL McDONNELL CORE TAXABLE BOND ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved a Rule 12b-1 Distribution and Service Plan for each ETF, the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC and McDonnell Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund
Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Fund Summary — Columbia Core Bond Strategy Fund (formerly the Grail McDonnell Core Taxable Bond ETF)
On page 9 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - Columbia Core Bond Strategy Fund		Columbia Core Bond Strategy Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		6.05%
Total Annual Fund Operating Expenses:		6.55%
Expense Reduction/Reimbursement:	[2]	(6.20%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.35%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:
Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
Expense Example - Columbia Core Bond Strategy Fund (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Columbia Core Bond Strategy Fund	36	1,386	2,694	5,791

On page 10 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. The ETF’s dollar-weighted average maturity and effective duration will vary over time depending on the Manager’s expectations for market and economic conditions. Effective duration is a measure of the underlying portfolio’s price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other ETFs and money market funds.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Dollar Rolls Risk. Dollar rolls are transactions in which the ETF sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the ETF is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the ETF’s portfolio turnover rate. If the ETF reinvests the proceeds of the security sold, the ETF will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.